GOLDMAN SACHS ETF TRUST

Goldman Sachs Access High Yield Corporate Bond ETF

Goldman Sachs Access Inflation Protected USD Bond ETF

Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF

Goldman Sachs Access Investment Grade Corporate Bond ETF

Goldman Sachs Access Treasury 0-1 Year ETF

Goldman Sachs Access U.S. Aggregate Bond ETF

Goldman Sachs Access Emerging Markets Local Currency Bond ETF

Goldman Sachs Access Emerging Markets USD Bond ETF

Goldman Sachs Access Investment Grade Corporate 10+ Year Bond ETF

Goldman Sachs Access U.S. Treasury Bond ETF

Goldman Sachs Access Ultra Short Bond ETF

(the “Funds”)

Supplement dated March 16, 2021 to the

Prospectus, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated December 29, 2020, as supplemented to date

Effective on April 1, 2021 (the “Effective Date”), Todd Henry will serve as a portfolio manager for each Fund. In addition, on the Effective Date, Jason Singer will no longer serve as a portfolio manager for each Fund. David Westbrook will continue to serve as a portfolio manager for each Fund, David Fishman will continue to serve as a portfolio manager for the Goldman Sachs Access Treasury 0-1 Year ETF and Goldman Sachs Access Ultra Short Bond ETF, and Matthew Kaiser will continue to serve as a portfolio manager for the Goldman Sachs Access Ultra Short Bond ETF.

Accordingly, on the Effective Date, the Funds’ disclosures are modified as follows:

All references to Mr. Singer in the Prospectus, Summary Prospectuses and SAI will be deleted in their entirety.

With respect to each Fund except the Goldman Sachs Access Treasury 0-1 Year ETF and Goldman Sachs Access Ultra Short Bond ETF, the following replaces in its entirety the “Portfolio Managers” subsection of the “Summary—Portfolio Management” section of the Prospectus, as well as the “Portfolio Management” section of the corresponding Summary Prospectus:

Portfolio Managers: Todd Henry, Vice President, has managed the Fund since 2021; and David Westbrook, Vice President, has managed the Fund since 2018.

With respect to the Goldman Sachs Access Treasury 0-1 Year ETF, the following replaces in its entirety the “Portfolio Managers” subsection of the “Summary—Portfolio Management” section of the Prospectus, as well as the “Portfolio Management” section of the Summary Prospectus:

Portfolio Managers: David Fishman, Managing Director, has managed the Fund since 2016; Todd Henry, Vice President, has managed the Fund since 2021; and David Westbrook, Vice President, has managed the Fund since 2018.

With respect to the Goldman Sachs Access Ultra Short Bond ETF, the following replaces in its entirety the “Portfolio Managers” subsection of the “Summary—Portfolio Management” section of the Prospectus, as well as the “Portfolio Management” section of the Summary Prospectus:

Portfolio Managers: David Fishman, Managing Director, has managed the Fund since 2019; Todd Henry, Vice President, has managed the Fund since 2021; Matthew Kaiser, Managing Director, has managed the Fund since 2019; and David Westbrook, Vice President, has managed the Fund since 2019.

The following row is added to the table in the “Service Providers—Fund Managers” section of the Prospectus:

Todd Henry Vice President	Portfolio Manager—
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access U.S. Aggregate Bond ETF
Goldman Sachs Access Emerging Markets Local Currency Bond ETF
Goldman Sachs Access Emerging Markets USD Bond ETF
Goldman Sachs Access Investment Grade Corporate 10+ Year Bond ETF
Goldman Sachs Access U.S. Treasury Bond ETF
Goldman Sachs Access Ultra Short Bond ETF	Since 2021	Mr. Henry is a portfolio manager on the Fixed Income team within GSAM. He joined GSAM in 2012.

This Supplement should be retained with your Prospectus, Summary Prospectuses and SAI for future reference.

ACCESSETFTBDSTK 03-21